UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

DIVIDEND STRATEGY FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Dividend Strategy Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 6.9%
Hotels, Restaurants & Leisure - 1.4%
405,500	McDonald’s Corp.	$25,315,365

Household Durables - 0.4%
429,160	Leggett & Platt Inc.	7,836,462

Leisure Equipment & Products - 0.4%
316,600	Mattel Inc.	6,243,352

Media - 2.2%
649,770	Comcast Corp., Special Class A Shares	9,837,518
924,180	Reed Elsevier PLC (a)	7,377,809
775,000	Time Warner Inc.	21,273,750

	Total Media	38,489,077

Specialty Retail - 2.4%
473,820	Gap Inc.	9,040,486
1,066,020	Home Depot Inc.	29,859,220
145,680	Williams-Sonoma Inc.	2,765,006

	Total Specialty Retail	41,664,712

Textiles, Apparel & Luxury Goods - 0.1%
30,000	V.F. Corp.	2,160,900

	TOTAL CONSUMER DISCRETIONARY	121,709,868

CONSUMER STAPLES - 15.4%
Beverages - 2.0%
400,000	Coca-Cola Co.	21,700,000
220,000	PepsiCo Inc.	13,116,400

	Total Beverages	34,816,400

Food & Staples Retailing - 3.2%
1,217,600	Safeway Inc.	27,335,120
546,700	Wal-Mart Stores Inc.	29,210,181

	Total Food & Staples Retailing	56,545,301

Food Products - 5.4%
306,000	General Mills Inc.	21,820,860
740,000	H.J. Heinz Co.	32,286,200
533,000	Kraft Foods Inc., Class A Shares	14,742,780
873,530	Unilever PLC, ADR	26,660,136

	Total Food Products	95,509,976

Household Products - 4.8%
200,000	Colgate-Palmolive Co.	16,006,000
318,000	Kimberly-Clark Corp.	18,886,020
800,940	Procter & Gamble Co.	49,297,857

	Total Household Products	84,189,877

	TOTAL CONSUMER STAPLES	271,061,554

ENERGY - 12.2%
Energy Equipment & Services - 2.6%
273,630	Baker Hughes Inc.	12,389,966
90,000	Diamond Offshore Drilling Inc.	8,237,700
314,890	Halliburton Co.	9,197,937
258,640	Schlumberger Ltd.	16,413,295

	Total Energy Equipment & Services	46,238,898

Oil, Gas & Consumable Fuels - 9.6%
435,000	BP PLC, ADR	24,412,200
395,739	Chevron Corp.	28,540,696
176,720	ConocoPhillips	8,482,560
901,109	Exxon Mobil Corp.	58,058,453

See Notes to Schedule of Investments.

Legg Mason ClearBridge Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Oil, Gas & Consumable Fuels - 9.6% (continued)
1,000,000	Southern Union Co.	$22,040,000
570,000	Spectra Energy Corp.	12,112,500
275,000	Total SA, ADR	15,837,250

	Total Oil, Gas & Consumable Fuels	169,483,659

	TOTAL ENERGY	215,722,557

FINANCIALS - 13.9%
Capital Markets - 2.6%
274,700	Bank of New York Mellon Corp.	7,991,023
537,000	Charles Schwab Corp.	9,821,730
114,940	Franklin Resources Inc.	11,382,508
585,800	Morgan Stanley	15,687,724

	Total Capital Markets	44,882,985

Commercial Banks - 0.5%
1,179,090	KeyCorp	8,465,866

Diversified Financial Services - 3.6%
1,587,620	Bank of America Corp.	24,100,072
1,032,007	JPMorgan Chase & Co.	40,186,352

	Total Diversified Financial Services	64,286,424

Insurance - 3.2%
483,994	Chubb Corp.	24,199,700
650,000	Travelers Cos. Inc.	32,935,500

	Total Insurance	57,135,200

Real Estate Investment Trusts (REITs) - 4.0%
1,717,230	Annaly Capital Management Inc.	29,845,458
126,440	AvalonBay Communities Inc.	9,686,568
146,450	Boston Properties Inc.	9,500,212
2,350,000	Chimera Investment Corp.	9,212,000
186,780	LaSalle Hotel Properties	3,763,617
116,760	Simon Property Group Inc.	8,406,720

	Total Real Estate Investment Trusts (REITs)	70,414,575

	TOTAL FINANCIALS	245,185,050

HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.7%
349,832	Baxter International Inc.	20,146,825
230,000	Medtronic Inc.	9,864,700

	Total Health Care Equipment & Supplies	30,011,525

Pharmaceuticals - 9.8%
431,500	Abbott Laboratories	22,843,610
670,000	Bristol-Myers Squibb Co.	16,321,200
301,600	GlaxoSmithKline PLC, ADR	11,765,416
843,977	Johnson & Johnson	53,052,394
848,006	Merck & Co. Inc.	32,376,869
538,910	Novartis AG, ADR	28,847,852
189,540	Roche Holding AG, ADR	7,951,203

	Total Pharmaceuticals	173,158,544

	TOTAL HEALTH CARE	203,170,069

INDUSTRIALS - 14.2%
Aerospace & Defense - 4.3%
71,720	Boeing Co.	4,346,232
792,682	Honeywell International Inc.	30,629,233
91,000	Lockheed Martin Corp.	6,781,320
296,080	Northrop Grumman Corp.	16,758,128
325,000	Raytheon Co.	17,039,750

	Total Aerospace & Defense	75,554,663

See Notes to Schedule of Investments.

Legg Mason ClearBridge Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Air Freight & Logistics — 0.4%
125,000	United Parcel Service Inc., Class B Shares	$7,221,250

Commercial Services & Supplies — 1.8%
985,000	Waste Management Inc.	31,569,250

Electrical Equipment — 1.6%
712,184	Emerson Electric Co.	29,584,123

Industrial Conglomerates — 4.2%
160,000	3M Co.	12,878,400
850,000	General Electric Co.	13,668,000
887,100	McDermott International Inc. *	20,953,302
198,000	Tyco International Ltd. *	7,015,140
285,000	United Technologies Corp.	19,231,800

	Total Industrial Conglomerates	73,746,642

Machinery — 1.9%
309,900	Deere & Co.	15,479,505
211,500	Dover Corp.	9,069,120
153,410	Parker Hannifin Corp.	8,577,153

	Total Machinery	33,125,778

	TOTAL INDUSTRIALS	250,801,706

INFORMATION TECHNOLOGY — 13.3%
Communications Equipment — 1.6%
327,500	QUALCOMM Inc.	12,834,725
1,650,250	Telefonaktiebolaget LM Ericsson, ADR	15,974,420

	Total Communications Equipment	28,809,145

Computers & Peripherals — 1.2%
175,000	International Business Machines Corp.	21,418,250

IT Services — 1.3%
550,000	Automatic Data Processing Inc.	22,434,500

Semiconductors & Semiconductor Equipment — 6.2%
1,703,190	Applied Materials Inc.	20,744,854
925,000	Intel Corp.	17,945,000
869,650	Linear Technology Corp.	22,697,865
1,051,330	Microchip Technology Inc.	27,134,827
876,040	Texas Instruments Inc.	19,710,900

	Total Semiconductors & Semiconductor Equipment	108,233,446

Software — 3.0%
1,871,155	Microsoft Corp.	52,729,148

	TOTAL INFORMATION TECHNOLOGY	233,624,489

MATERIALS — 3.8%
Chemicals — 1.7%
60,000	Air Products & Chemicals Inc.	4,557,600
400,000	E.I. du Pont de Nemours & Co.	13,044,000
226,240	PPG Industries Inc.	13,275,763

	Total Chemicals	30,877,363

Metals & Mining — 1.4%
112,550	BHP Billiton Ltd., ADR	7,807,594
183,450	Nucor Corp.	7,484,760
197,400	United States Steel Corp.	8,770,482

	Total Metals & Mining	24,062,836

Paper & Forest Products — 0.7%
307,961	Weyerhaeuser Co.	12,287,644

	TOTAL MATERIALS	67,227,843

See Notes to Schedule of Investments.

Legg Mason ClearBridge Dividend Strategy Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
TELECOMMUNICATION SERVICES — 4.6%
Diversified Telecommunication Services — 3.0%
1,378,090	AT&T Inc.	$34,948,363
370,000	Verizon Communications Inc.	10,885,400
635,000	Windstream Corp.	6,546,850

	Total Diversified Telecommunication Services	52,380,613

Wireless Telecommunication Services — 1.6%
1,352,968	Vodafone Group PLC, ADR	29,034,693

	TOTAL TELECOMMUNICATION SERVICES	81,415,306

UTILITIES — 1.6%
Electric Utilities — 0.8%
34,140	American Electric Power Co. Inc.	1,182,951
104,000	Exelon Corp.	4,744,480
175,000	FPL Group Inc.	8,533,000

	Total Electric Utilities	14,460,431

Multi-Utilities — 0.8%
158,000	PG&E Corp.	6,673,920
150,000	Sempra Energy	7,612,500

	Total Multi-Utilities	14,286,420

	TOTAL UTILITIES	28,746,851

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,513,075,326)	1,718,665,293

Face Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreements — 2.1%
$28,215,000	Interest in $200,000,000 joint tri-party repurchase agreement dated 1/29/10 with Deutsche Bank Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $28,215,259; (Fully collateralized by various U.S. government obligations, 3.000% to 4.000% due 11/15/12 to 9/30/16; Market value - $28,779,302)	28,215,000
9,786,000	Interest in $75,444,000 joint tri-party repurchase agreement dated 1/29/10 with Barclays Capital Inc., 0.100% due 2/1/10; Proceeds at maturity - $9,786,082; (Fully collateralized by various U.S. government obligations, 3.250% to 3.500% due 5/31/16 to 2/15/18; Market value - $9,981,732)	9,786,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $38,001,000)	38,001,000

	TOTAL INVESTMENTS — 99.5% (Cost — $1,551,076,326#)	1,756,666,293
	Other Assets in Excess of Liabilities — 0.5%	8,038,129

	TOTAL NET ASSETS — 100.0%	$1,764,704,422

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR    — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Common stocks†:
Consumer discretionary	$114,332,059	$ 7,377,809	—	$121,709,868
Other common stocks	1,596,955,425	—	—	1,596,955,425

Total common stocks	$1,711,287,484	$ 7,377,809	—	$1,718,665,293

Short-term investments†	—	$38,001,000	—	$38,001,000

Total investments	$1,711,287,484	$45,378,809	—	$1,756,666,293

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$297,261,716
Gross unrealized depreciation	(91,671,749)

Net unrealized appreciation	$205,589,967

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 23, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 23, 2010